Segment reporting - Schedule of customer revenue recognition (external revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	$ 423,748	$ 403,203		$ 403,739
Administrative expenses	98,279	104,686	[1]	83,175	[1]
Income (loss) before tax	45,960	47,739	[1]	(93,901)	[1]
Total
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	603,394	590,557		577,838
Contribution margin	114,891	147,632		150,338
Administrative expenses	98,279	104,686		83,175
Finance expenses	26,123	(37,926)		78,839
Other expenses	(27,454)
Other expenses		27,622		80,985
Income (loss) before tax	17,943	53,250		(92,661)
Inter- segment eliminations
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(179,646)	(187,354)		(174,099)
Contribution margin	28,017	(5,511)		(1,240)
Administrative expenses	0	0		0
Finance expenses	0	0		0
Other expenses	0
Other expenses		0		0
Income (loss) before tax	28,017	(5,511)		(1,240)
External
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	423,748	403,203		403,739
Contribution margin	142,908	142,121		149,098
Administrative expenses	98,279	104,686		83,175
Finance expenses	26,123	(37,926)		78,839
Other expenses	(27,454)
Other expenses		27,622		80,985
Income (loss) before tax	45,960	47,739		(93,901)
NextGel
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	122,974	122,367		119,006
NextGel | Total
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	243,035	253,467		241,563
Contribution margin	50,138	66,752		66,679
NextGel | Inter- segment eliminations
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(120,061)	(131,100)		(122,557)
Contribution margin	(3,791)	(14,307)		(12,573)
NextGel | External
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	122,974	122,367		119,006
Contribution margin	46,347	52,445		54,106
Procaps Colombia
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	147,866	142,290		155,357
Procaps Colombia | Total
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	148,270	145,275		156,850
Contribution margin	43,575	44,594		51,431
Procaps Colombia | Inter- segment eliminations
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(404)	(2,985)		(1,493)
Contribution margin	14	156		490
Procaps Colombia | External
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	147,866	142,290		155,357
Contribution margin	43,589	44,750		51,921
CAN
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	51,498	54,845		47,565
CAN | Total
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	75,663	77,306		64,198
Contribution margin	13,029	18,681		18,767
CAN | Inter- segment eliminations
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(24,165)	(22,461)		(16,633)
Contribution margin	(175)	(1,861)		(231)
CAN | External
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	51,498	54,845		47,565
Contribution margin	12,854	16,820		18,536
CASAND
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	79,216	62,981		53,329
CASAND | Total
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	96,324	80,043		67,605
Contribution margin	27,081	14,602		9,949
CASAND | Inter- segment eliminations
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(17,108)	(17,062)		(14,276)
Contribution margin	16,735	14,869		11,754
CASAND | External
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	79,216	62,981		53,329
Contribution margin	43,816	29,471		21,703
Diabetrics
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	22,194	20,720		28,482
Diabetrics | Total
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	40,102	34,466		47,622
Contribution margin	212	2,965		6,981
Administrative expenses	0	0		0
Finance expenses	0	0		0
Other expenses	0
Other expenses		0		0
Diabetrics | Inter- segment eliminations
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	(17,908)	(13,746)		(19,140)
Contribution margin	(969)	116		(133)
Administrative expenses	0	0		0
Finance expenses	0	0		0
Other expenses	0
Other expenses		0		0
Diabetrics | External
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	22,194	20,720		28,482
Contribution margin	(757)	3,081		6,848
Administrative expenses	0	0		0
Finance expenses	0	0		0
Other expenses	0
Other expenses		0		0
Corporate
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	0	0		0
Corporate | Total
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	0	0		0
Contribution margin	(19,144)	38		(3,469)
Administrative expenses	98,279	104,686		83,175
Finance expenses	26,123	(37,926)		78,839
Other expenses	(27,454)
Other expenses		27,622		80,985
Corporate | Inter- segment eliminations
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	0	0		0
Contribution margin	16,203	(4,484)		(547)
Administrative expenses	0	0		0
Finance expenses	0	0		0
Other expenses	0
Other expenses		0		0
Corporate | External
Schedule of customer revenue recognition (external revenue) [Line Items]
Revenue	0	0		0
Contribution margin	(2,941)	(4,446)		(4,016)
Administrative expenses	98,279	104,686		83,175
Finance expenses	26,123	(37,926)		78,839
Other expenses	$ (27,454)
Other expenses		$ 27,622		$ 80,985

[1]	Refer to Note 4. Independent Investigation and Restatement